Private Placements (Details Narrative) - USD ($)		1 Months Ended
	Sep. 11, 2017	Jul. 24, 2017	Jun. 20, 2016	Mar. 31, 2016	Aug. 31, 2016
Number of PPM units exchange for cash					441
September 2017 Private Placement [Member]
Self directed shares issued	821,600
Self directed shares issued, per share	$ 3.11
Self directed shares issued, amount	$ 2,555,176
Unit price, description	The unit price was based on a 15% discount to the average of the 30 day closing price (last day being Friday September 8, 2017) of the Company's common stock as reported on the OTCQB
Description of units issued	Each unit consisted of one share of common stock and one Series S Stock Purchase Warrant to purchase one (1) share of common stock at an exercise price of $3.42 per share through September 29, 2022
Exercise price of series S stock	$ 3.42
Relative fair value of common stock	$ 1,540,000
Relative fair value of series S-A warrants	$ 1,015,000
Market price per share	$ 3.95
Estimated volatility rate	77.96%
Risk free interest rate	1.71%
Expected dividend rate	0.00%
Expected life	5 years
June 2016 Private Placement [Member]
Self directed shares issued			937,500
Self directed shares issued, per share			$ 3.20
Self directed shares issued, amount			$ 3,000,000
Relative fair value of common stock			$ 1,338,000
Exercise price of series Q stock			$ 3.20
Maturity date of series Q stock			Jun. 20, 2019
Exercise price of series R stock purchase warrant			$ 4.00
Maturity date of series R stock			Jun. 20, 2021
Relative fair value of series Q warrants			$ 783,000
Relative fair value of series R warrants			$ 879,000
March 2016 Private Placement [Member]
Price per PPM unit of series O stock				$ 3.10
Net PPM unit price amount				$ 3,100
Exercise price of series P stock				$ 3.70
Maturity date of series P stock				Apr. 30, 2018
Number of PPM units issued				618
Number of PPM units exchange for cash				441
Proceeds from units in exchange for cash				$ 1,367,100
Conversion of units under loan agreement				177
Proceeds from conversion of principal owed				$ 548,700
Reset Price				$ 3.10
Expiration of reset adjustment				Sep. 30, 2016
July 2017 Private Placement [Member]
Self directed shares issued		300,000
Self directed shares issued, per share		$ 2.30
Self directed shares issued, amount		$ 690,000
Relative fair value of common stock		414,000
Relative fair value of series S-A warrants		$ 276,000
Market price per share		$ 3.20
Estimated volatility rate		76.13%
Risk free interest rate		1.83%
Expected dividend rate		0.00%
Expected life		5 years
Exercise price of series Q stock		$ 2.53